Columbia Floating Rate Fund

Supplement dated April 1, 2012 to the Prospectuses dated Sept. 29, 2011

Effective April 1, 2012, the information under the caption “Fund Management” in the Summary of the Fund section is superseded and hereby replaced with the following:

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Lynn A. Hopton Yvonne E. Stevens Steven B. Staver	Portfolio Manager Portfolio Manager Portfolio Manager	2006 2006 2008
Ronald Launsbach, CFA	Portfolio Manager	April 2012

The portfolio manager information under the caption “Fund Management and Compensation” in the More Information about the Fund section is superseded and hereby replaced with the following:

Portfolio Managers.    The portfolio managers responsible for the day-to-day management of the Fund are:

Lynn A. Hopton, Portfolio Manager

•	Managed the Fund since 2006.

•	Senior Managing Director and Co-Head of the Leveraged Debt Group.

•	Joined the Investment Manager in 2000.

•	Began investment career in 1986.

•	BA, Northwestern University and MBA, J.L. Kellogg Graduate School of Management at Northwestern University.

Yvonne E. Stevens, Portfolio Manager

•	Managed the Fund since 2006.

•	Senior Managing Director and Co-Head of the Leveraged Debt Group.

•	Joined the Investment Manager in 2000.

•	Began investment career in 1986.

•	BA, Wellesley College and MBA, Wharton School at the University of Pennsylvania.

Steven B. Staver, Portfolio Manager

•	Managed the Fund since 2008.

•	Managing Director and member of the Leveraged Debt Group.

•	Joined the Investment Manager in 2000.

•	Began investment career in 1993.

•	MBA, University of Southern California Marshall School of Business.

Ronald Launsbach, CFA, Portfolio Manager

•	Managed the Fund since April 2012.

•	Vice President and Senior Analyst of the Leveraged Debt Group

•	Joined the Investment Manager in 2001.

•

Prior to joining the Investment Manager, Mr. Launsbach was employed as a Vice President of Investment Banking at Wedbush Morgan Securities, and prior to that he spent seven years in various roles at the Bank of Montreal and Union Bank of California.

•	Began investment career in 1994.

•	MBA, Marshall School of Business at the University of Southern California.

The rest of this section remains the same.

S-6501-7 A (4/12)

S-6501-7 A (4/12)